Income Taxes - Summary of Federal Statutory Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate					21.00%	21.00%
State rate, net of federal benefit					4.10%	4.70%
Change in valuation allowance					(30.00%)	(33.60%)
Tax credits generated					5.90%	6.50%
Stock-based compensation					(2.10%)	1.60%
Warrant revaluation					1.40%	0.10%
Permanent differences					(0.20%)	(0.30%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%